Derivative Financial Instruments (Gains and Losses Information Related to Net Investment Hedges) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive income reclassified to earnings	¥ 41	¥ 345	¥ 0